Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Summary of provisions

		Asset
		Retirement
in EUR	Warranties*	Obligation	Other	Total
Balance at January 1, 2020	516,581	134,476	1,477,253	2,128,310
Additions	576,198	—	—	576,198
Reversals	(65,264)	—	—	(65,264)
Usage	(451,317)	—	(1,478,922)	(1,930,239)
Unwinding of discount	—	1,993	—	1,993
Currency translation effect	(258)	(685)	1,669	726

Balance at December 31, 2020	575,940	135,784	—	711,724
Non-current	—	135,784	—	135,784
Current	575,940	—	—	575,940
Total	575,940	135,784	—	711,724

Balance at January 1, 2021	575,940	135,784	—	711,724
Additions	639,263	—	432,311	1,071,574
Reversals	(438)	—	—	(438)
Usage	(575,502)	—	—	(575,502)
Unwinding of discount	—	2,026	—	2,026
Acquisition of a subsidiary	18,000	—	—	18,000
Currency translation effect	(269)	3,059	—	2,790

Balance at December 31, 2021	656,994	140,869	432,311	1,230,174
Non-current	—	140,869	—	140,869
Current	656,994	—	432,311	1,089,305
Total	656,994	140,869	432,311	1,230,174